John Hancock Fundamental Equity Income Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended	42 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	18.83%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	12.87%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	14.71%
Performance Inception Date	Jun. 28, 2022
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.86%	11.27%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.59%	10.91%